HELD FOR SALE AND DISCONTINUED OPERATIONS (Tables)	6 Months Ended
Jun. 30, 2022
Held For Sale and Discontinued Operations [Abstract]
Schedule of assets and liabilities held for sale
The following table provides the details of assets and liabilities classified as held-for-sale as of June 30, 2022:

	Assets held-for-sale	Liabilities held-for-sale
Algeria	1,879	372
Other individual assets	22	—
Total assets and liabilities held for sale	1,901	372
The following table shows the assets and liabilities classified as held-for-sale relating to Algeria as of June 30, 2022:

2022
Property and equipment	554
Intangible assets excl. goodwill	116
Goodwill	951
Other non-current assets	35

Other current assets	223
Total assets held for sale	1,879

Non-current liabilities	93
Current liabilities	279
Total liabilities held for sale	372

Schedule of profit (loss) and other comprehensive income held-for-sale
The following table shows the profit/(loss) and other comprehensive income relating to Algeria operations for the six-month periods ended June 30:

	Six-month period
Income statement and statement of comprehensive income	2022	2021

Operating revenue	323	323
Operating expenses	(182)	(286)
Other expenses	(7)	(9)
Profit / (loss) before tax for the period	134	28
Income tax benefit / (expense)	(12)	(8)
Profit / (loss) after tax for the period	122	20

Other comprehensive income / (loss)*	(68)	(25)
Total comprehensive income / (loss)	54	(5)

*other comprehensive income is relating to the foreign currency translation of discontinued operations.